Financial Instruments - Schedule of financial instruments measured at fair value for each hierarchy (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	¥ 720,539		¥ 678,779
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	157,122	¥ 126,393
At fair value [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	131,033	105,917
At fair value [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	23,572	19,366
At fair value [member] | Publicly traded investments - non-current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	752	1,110
At fair value [member] | Private equity fund - non-current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	1,765
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	24,324	20,476
At fair value [member] | Level 1 [member] | Money market funds [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	23,572	19,366
At fair value [member] | Level 1 [member] | Publicly traded investments - non-current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	752	1,110
At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	131,033	105,917
At fair value [member] | Level 2 [member] | Corporate wealth management products [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	131,033	¥ 105,917
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	1,765
At fair value [member] | Level 3 [member] | Private equity fund - non-current [member]
Disclosure of fair value measurement of assets [line items]
Assets measured at fair value	¥ 1,765